Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Schedule of financial liabilities measured and recorded at fair value on recurring basis

	For the year ended
	December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	US$
Warrant liability		—	24,376	3,534

Schedule of fair value of warrants

For the Year Ended December 31, 2022
RMB
Fair value of warrants at beginning of the year (Level 3)	—
Issuances	36,838
Change in fair value	(11,219)
Effect of exchange rate changes	(1,243)
Fair value of warrants at end of the year (Level 3)	24,376

Schedule of inputs related to the Black Scholes model for the valuation of the fair value of warrants

	As of November 23, 2022	As of December 31, 2022
Expiration of warrant (years)	5	4.9
Fair market value per share (US$)	1.17	0.84
Exercise price (US$)	2.75	2.75
Risk-free rate	3.96%	4.05%
Dividend yield	—	—
Standard derivation in the value of stock	132.3%	131.2%